UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2594

MFS SERIES TRUST IV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Mid Cap Growth Fund

5/31/10
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10

Issuer	Shares/Par	Value ($)
Common Stocks – 96.9%
Aerospace – 2.5%
Goodrich Corp.	177,360	$12,308,780
Moog, Inc., “A” (a)	39,100	1,290,691
Rockwell Collins, Inc.	86,400	5,040,576

		$18,640,047

Airlines – 0.6%
Copa Holdings S.A., “A”	89,600	$4,569,600

Automotive – 0.2%
Harman International Industries, Inc. (a)	56,700	$1,831,410

Biotechnology – 1.2%
Alexion Pharmaceuticals, Inc. (a)	137,260	$6,867,118
Gen-Probe, Inc. (a)	52,200	2,294,712

		$9,161,830

Broadcasting – 1.8%
Discovery Communications, Inc., “A” (a)	317,070	$11,940,856
Scripps Networks Interactive Inc., “A”	28,800	1,301,184

		$13,242,040

Brokerage & Asset Managers – 3.4%
Affiliated Managers Group, Inc. (a)	131,870	$9,448,486
BM&F Bovespa S.A.	316,800	2,109,971
Evercore Partners, Inc.	92,400	3,012,240
GFI Group, Inc.	440,800	2,666,840
IntercontinentalExchange, Inc. (a)	55,900	6,491,667
Lazard Ltd.	64,040	2,019,822

		$25,749,026

Business Services – 6.5%
Cognizant Technology Solutions Corp., “A” (a)	146,060	$7,308,842
Concur Technologies, Inc. (a)	164,950	6,977,385
Constant Contact, Inc. (a)	99,800	2,141,708
CoStar Group, Inc. (a)	143,370	5,845,195
Fidelity National Information Services, Inc.	158,520	4,362,470
MasterCard, Inc., “A”	52,610	10,615,120
Verisk Analytics, Inc., “A” (a)	286,490	8,666,323
Visa, Inc., “A”	47,180	3,418,663

		$49,335,706

Chemicals – 0.9%
Celanese Corp.	70,700	$2,026,969
Ecolab, Inc.	107,500	5,077,225

		$7,104,194

Computer Software – 8.7%
Adobe Systems, Inc. (a)	295,640	$9,484,131
Akamai Technologies, Inc. (a)	266,100	10,569,492
Autodesk, Inc. (a)	337,740	9,882,272
Autonomy Corp. PLC (a)	86,700	2,206,704
Blackboard, Inc. (a)	82,500	3,303,300
Blue Coat Systems, Inc. (a)	64,800	1,391,256
MicroStrategy, Inc., “A” (a)	66,690	5,139,131
Parametric Technology Corp. (a)	559,860	9,226,493
SuccessFactors, Inc. (a)	211,400	4,705,764
VeriSign, Inc. (a)	342,260	9,552,477

		$65,461,020

Computer Software - Systems – 1.6%
MICROS Systems, Inc. (a)	361,120	$12,350,304

MFS Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 2.0%
NVR, Inc. (a)	3,920	$2,686,298
Sherwin-Williams Co.	93,600	7,172,568
Stanley Black & Decker, Inc.	87,365	4,874,093

		$14,732,959

Consumer Products – 2.2%
Church & Dwight Co., Inc.	139,000	$9,147,590
Hypermarcas S.A. (a)	222,800	3,009,406
Natura Cosmeticos S.A.	212,260	4,417,106

		$16,574,102

Consumer Services – 5.2%
Anhanguera Educacional Participacoes S.A., IEU	153,500	$2,208,209
Capella Education Co. (a)	89,946	7,727,261
Ctrip.com International Ltd., ADR (a)	108,660	4,280,117
DeVry, Inc.	153,630	8,832,189
Monster Worldwide, Inc. (a)	286,740	4,240,885
Sotheby’s	194,300	6,314,750
Strayer Education, Inc. (l)	22,030	5,287,200

		$38,890,611

Containers – 0.8%
AptarGroup, Inc.	51,200	$2,040,832
Owens-Illinois, Inc. (a)	118,800	3,603,204

		$5,644,036

Electrical Equipment – 3.7%
AMETEK, Inc.	253,540	$10,293,724
Danaher Corp.	109,940	8,727,037
Mettler-Toledo International, Inc. (a)	28,410	3,253,797
Sensata Technologies Holding B.V. (a)	70,700	1,175,741
Tyco Electronics Ltd.	152,950	4,408,019

		$27,858,318

Electronics – 4.6%
ARM Holdings PLC	366,000	$1,309,061
Dolby Laboratories, Inc., “A” (a)	91,030	6,008,890
Hittite Microwave Corp. (a)	75,404	3,448,225
Linear Technology Corp.	231,030	6,459,599
Microchip Technology, Inc.	313,500	8,730,975
NetLogic Microsystems, Inc. (a)	47,100	1,355,067
PMC-Sierra, Inc. (a)	469,300	3,801,330
Silicon Laboratories, Inc. (a)	79,570	3,614,865

		$34,728,012

Energy - Independent – 2.9%
Concho Resources, Inc. (a)	25,400	$1,322,070
EXCO Resources, Inc.	166,500	2,872,125
Newfield Exploration Co. (a)	202,400	10,536,944
Ultra Petroleum Corp. (a)	160,880	7,403,698

		$22,134,837

Entertainment – 1.0%
DreamWorks Animation, Inc., “A” (a)	196,230	$5,826,069
TiVo, Inc. (a)	178,330	1,612,103

		$7,438,172

Food & Beverages – 1.9%
J.M. Smucker Co.	68,043	$3,757,334
Mead Johnson Nutrition Co., “A”	221,360	10,917,475

		$14,674,809

MFS Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 3.8%
International Game Technology	395,030	$7,730,737
Las Vegas Sands Corp. (a)	265,400	6,231,592
Marriott International, Inc., “A”	19,900	665,655
Pinnacle Entertainment, Inc. (a)	170,900	2,067,890
Royal Caribbean Cruises Ltd. (a)	298,290	8,650,410
Starwood Hotels & Resorts Worldwide, Inc.	68,780	3,181,075

		$28,527,359

General Merchandise – 0.8%
Dollar General Corp. (a)	210,100	$6,351,323

Insurance – 0.8%
Allied World Assurance Co. Holdings Ltd.	52,360	$2,351,488
Aspen Insurance Holdings Ltd.	144,290	3,644,765

		$5,996,253

Internet – 0.2%
OpenTable, Inc. (a)	37,400	$1,545,742

Leisure & Toys – 0.7%
Hasbro, Inc.	139,600	$5,604,940

Machinery & Tools – 3.2%
Bucyrus International, Inc.	102,600	$5,495,256
Cummins, Inc.	32,900	2,236,542
Flowserve Corp.	68,800	6,542,880
Kennametal, Inc.	254,220	7,171,546
Ritchie Bros. Auctioneers, Inc.	138,300	2,818,554

		$24,264,778

Major Banks – 0.5%
KeyCorp	235,600	$1,889,512
Regions Financial Corp.	237,100	1,809,073

		$3,698,585

Medical & Health Technology & Services – 7.6%
Cerner Corp. (a)	82,000	$6,864,220
DaVita, Inc. (a)	129,800	8,233,214
Diagnosticos da America S.A.	626,700	5,161,565
Express Scripts, Inc. (a)	91,830	9,238,098
IDEXX Laboratories, Inc. (a)	113,670	7,188,491
Lincare Holdings, Inc. (a)	126,100	5,904,002
MedAssets, Inc. (a)	121,690	2,761,146
MEDNAX, Inc. (a)	84,370	4,771,124
Patterson Cos., Inc.	245,400	7,290,834

		$57,412,694

Medical Equipment – 4.4%
C.R. Bard, Inc.	68,770	$5,568,307
DENTSPLY International, Inc.	214,140	6,944,560
Edwards Lifesciences Corp. (a)	136,660	6,905,430
Intuitive Surgical, Inc. (a)	7,520	2,427,230
ResMed, Inc. (a)	89,200	5,609,788
Sonova Holding AG	13,928	1,509,996
Thoratec Corp. (a)	91,700	4,022,879

		$32,988,190

Natural Gas - Distribution – 0.5%
EQT Corp.	41,120	$1,611,493
Questar Corp.	52,080	2,336,309

		$3,947,802

MFS Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – 2.7%
Acme Packet, Inc. (a)	211,900	$6,210,789
F5 Networks, Inc. (a)	84,800	5,963,984
Fortinet, Inc. (a)(l)	170,300	2,779,296
Tellabs, Inc.	581,500	5,233,500

		$20,187,569

Oil Services – 3.3%
Cameron International Corp. (a)	211,640	$7,661,368
Dresser-Rand Group, Inc. (a)	250,700	7,979,781
Oceaneering International, Inc. (a)	62,770	2,904,368
Smith International, Inc.	162,741	6,112,552

		$24,658,069

Other Banks & Diversified Financials – 1.6%
Associated Banc-Corp.	205,520	$2,760,134
Cathay General Bancorp, Inc.	146,900	1,618,838
Marshall & Ilsley Corp.	297,700	2,426,255
Ocwen Financial Corp. (a)	147,800	1,797,248
People’s United Financial, Inc.	103,510	1,446,035
TCF Financial Corp.	133,400	2,153,076

		$12,201,586

Pharmaceuticals – 0.1%
Inverness Medical Innovations, Inc. (a)	29,900	$1,040,819

Precious Metals & Minerals – 1.1%
Teck Resources Ltd., “B”	233,410	$7,940,608

Printing & Publishing – 1.9%
Moody’s Corp.	158,220	$3,243,510
MSCI, Inc., “A” (a)	284,460	8,434,239
VistaPrint Ltd. (a)	62,750	2,929,798

		$14,607,547

Restaurants – 1.0%
P.F. Chang’s China Bistro, Inc.	164,570	$7,153,858

Specialty Chemicals – 1.0%
Albemarle Corp.	174,400	$7,509,664

Specialty Stores – 5.7%
Abercrombie & Fitch Co., “A”	142,040	$5,089,293
Advance Auto Parts, Inc.	54,650	2,828,684
Dick’s Sporting Goods, Inc. (a)	216,700	6,178,117
J. Crew Group, Inc. (a)	28,300	1,291,612
Limited Brands, Inc.	379,300	9,429,398
Ross Stores, Inc.	121,410	6,361,884
Staples, Inc.	319,530	6,876,286
Tiffany & Co.	111,148	5,049,454

		$43,104,728

Telecommunications - Wireless – 0.2%
Vivo Participacoes S.A., ADR	50,100	$1,368,732

Telephone Services – 1.5%
American Tower Corp., “A” (a)	279,230	$11,317,192

Trucking – 2.6%
Expeditors International of Washington, Inc.	170,150	$6,498,029
J.B. Hunt Transport Services, Inc.	79,510	2,745,480
Landstar System, Inc.	210,340	8,821,660

MFS Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – continued
Werner Enterprises, Inc.	84,400	$1,902,376

		$19,967,545

Total Common Stocks		$731,516,616

Collateral for Securities Loaned – 0.3%
Goldman Sachs Repurchase Agreement, 0.19%, dated 5/28/10, due 6/1/10, total to be received $986,905 (secured by various U.S. Treasury and Federal Agency obligations valued at $1,006,623 in an individually traded account), at Net Asset Value	986,884	$986,884
Morgan Stanley Repurchase Agreement, 0.19%, dated 5/28/10, due 6/01/10, total to be received $1,000,021 (secured by various U.S. Treasury and Federal Agency obligations valued at $1,020,011 in an individually traded account), at Net Asset Value	1,000,000	1,000,000

Total Collateral for Securities Loaned		$1,986,884

Money Market Funds (v) – 3.7%
MFS Institutional Money Market Portfolio, 0.24%, at Net Asset Value	28,306,209	$28,306,209

Total Investments		$761,809,709

Other Assets, Less Liabilities – (0.9)%		(7,139,272)

Net Assets – 100.0%		$754,670,437

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IEU	International Equity Unit
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Mid Cap Growth Fund

Supplemental Information (Unaudited) 5/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of May 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:	$731,516,616	$—	$—	$731,516,616
Short Term Securities	—	1,986,884	—	1,986,884
Mutual Funds	28,306,209	—	—	28,306,209

Total Investments	$759,822,825	$1,986,884	$—	$761,809,709

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$655,681,216

Gross unrealized appreciation	$122,509,065
Gross unrealized depreciation	(16,380,572)

Net unrealized appreciation (depreciation)	$106,128,493

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Mid Cap Growth Fund

Supplemental Information (Unaudited) 5/31/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	19,504,002	128,741,131	(119,938,924)	28,306,209

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$26,972	$28,306,209

MFS® Government Money Market Fund

5/31/10
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Government Money Market Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10

Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – 78.9%
Fannie Mae, 0.16%, due 6/02/10	$850,000	$849,994
Fannie Mae, 0.17%, due 6/02/10	800,000	799,996
Fannie Mae, 0.165%, due 6/03/10	1,065,000	1,064,990
Fannie Mae, 0.17%, due 6/14/10	850,000	849,948
Fannie Mae, 0.21%, due 7/01/10	1,000,000	999,825
Fannie Mae, 0.17%, due 7/14/10	1,000,000	999,797
Fannie Mae, 0.2%, due 8/03/10	375,000	374,869
Fannie Mae, 0.22%, due 8/25/10	900,000	899,533
Fannie Mae, 0.21%, due 8/30/10	1,100,000	1,099,423
Fannie Mae, 0.25%, due 9/01/10	900,000	899,425
Farmer Mac, 0.165%, due 6/10/10	500,000	499,979
Federal Home Loan Bank, 0.2%, due 6/02/10	700,000	699,996
Federal Home Loan Bank, 0.14%, due 6/08/10	800,000	799,978
Federal Home Loan Bank, 0.19%, due 8/04/10	745,000	744,748
Federal Home Loan Bank, 0.21%, due 8/11/10	300,000	299,876
Freddie Mac, 0.18%, due 6/01/10	430,000	430,000
Freddie Mac, 0.155%, due 6/07/10	850,000	849,978
Freddie Mac, 0.16%, due 6/07/10	800,000	799,979
Freddie Mac, 0.2%, due 6/07/10	1,000,000	999,967
Freddie Mac, 0.18%, due 6/09/10	500,000	499,980
Freddie Mac, 0.21%, due 7/13/10	400,000	399,902
Freddie Mac, 0.21%, due 8/09/10	1,000,000	999,598
Freddie Mac, 0.23%, due 9/01/10	900,000	899,471
Freddie Mac, 0.225%, due 9/02/10	900,000	899,477
Freddie Mac, 0.25%, due 9/14/10	800,000	799,417

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$19,460,146

Repurchase Agreements – 21.2%
Bank of America Corp., 0.19%, dated 5/28/10, due 6/01/10, total to be received $3,127,066 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $3,189,546 in a jointly traded account)	$3,127,000	$3,127,000
Goldman Sachs, 0.19%, dated 5/28/10, due 6/01/10, total to be received $2,108,045 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $2,150,165 in a jointly traded account)	2,108,000	2,108,000

Total Repurchase Agreements, at Cost		$5,235,000

Total Investments, at Amortized Cost and Value		$24,695,146

Other Assets, Less Liabilities – (0.1)%		(25,452)

Net Assets – 100.0%		$24,669,694

(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $24,695,146.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Government Money Market Fund

Supplemental Information (Unaudited) 5/31/10

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of May 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$24,695,146	$—	$24,695,146

For further information regarding security characteristics, see the Portfolio of Investments.

2

MFS® Money Market Fund

5/31/10
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Money Market Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10

Issuer	Shares/Par	Value ($)
Certificates of Deposit – 10.9%
Major Banks – 9.1%
Abbey National Treasury Services PLC (US Branch), 0.23%, due 6/25/10	$15,812,000	$15,812,000
Abbey National Treasury Services PLC (US Branch), 0.39%, due 7/20/10	210,000	210,000
BNP Paribas/New York Branch, 0.23%, due 6/15/10	3,300,000	3,300,000
Credit Suisse, New York, 0.82%, due 8/02/10	19,600,000	19,600,000
Royal Bank of Canada/New York Branch, 0.34%, due 8/09/10	10,600,000	10,600,000

		$49,522,000

Other Banks & Diversified Financials – 1.8%
Nordea Bank Finland PLC (New York), 0.83%, due 7/15/10	$10,100,000	$10,100,000

Total Certificates of Deposit, at Amortized Cost and Value		$59,621,998

Commercial Paper (y) – 47.1%
Computer Software - Systems – 3.0%
International Business Machines Corp., 0.2%, due 6/03/10 (t)	$16,473,000	$16,472,815

Conglomerates – 2.7%
United Technologies, 0.19%, due 6/02/10 (t)	$14,581,000	$14,580,923

Financial Institutions – 2.0%
General Electric Capital Corp., 0.23%, due 6/10/10	$10,983,000	$10,982,368

Food & Beverages – 4.8%
Coca-Cola Co., 0.2%, due 6/09/10 (t)	$13,000,000	$12,999,422
Coca-Cola Co., 0.2%, due 6/18/10 (t)	284,000	283,973
Coca-Cola Co., 0.25%, due 7/19/10 (t)	2,539,000	2,538,154
Nestle Capital Corp., 0.36%, due 8/17/10 (t)	10,550,000	10,541,877

		$26,363,426

Major Banks – 14.7%
Abbey National Treasury Services PLC (US Branch), 0.21%, due 6/01/10	$532,000	$532,000
ANZ National (International) Ltd., 0.84%, due 6/25/10	22,610,000	22,597,338
Bank of America Corp., 0.28%, due 6/28/10	16,561,000	16,557,522
BNP Paribas/New York Branch, 0.22%, due 6/01/10	741,000	741,000
BNP Paribas/New York Branch, 0.35%, due 8/26/10	12,526,000	12,515,527
Goldman Sachs Group, Inc., 0.31%, due 6/21/10	13,102,000	13,099,744
JPMorgan Chase & Co., 0.23%, due 6/18/10	3,797,000	3,796,588
JPMorgan Chase & Co., 0.25%, due 6/21/10	1,000,000	999,861
JPMorgan Chase & Co., 0.26%, due 9/16/10	8,932,000	8,925,098
JPMorgan Chase & Co., 0.3%, due 7/14/10	653,000	652,766

		$80,417,444

Medical Equipment – 2.0%
Merck & Co., Inc., 0.22%, due 6/23/10 (t)	$11,000,000	$10,998,521

Other Banks & Diversified Financials – 12.4%
Bank of Nova Scotia, 0.36%, due 8/09/10	$16,027,000	$16,015,941
Citigroup Funding, Inc., 0.47%, due 7/26/10	16,570,000	16,558,102
HSBC USA, Inc., 0.21%, due 6/04/10	3,000,000	2,999,948
Rabobank USA Financial Corp., 0.275%, due 7/29/10	15,885,000	15,877,962
UBS Finance Delaware LLC, 0.22%, due 6/03/10	623,000	622,992
UBS Finance Delaware LLC, 0.25%, due 6/02/10	15,879,000	15,878,890

		$67,953,835

Pharmaceuticals – 1.9%
Abbott Laboratories, 0.18%, due 6/07/10 (t)	$10,231,000	$10,230,693

Retailers – 1.5%
Wal-Mart Stores, Inc., 0.2%, due 6/03/10 (t)	$8,473,000	$8,472,906

Tobacco – 2.1%
Philip Morris International, Inc., 0.25%, due 7/29/10 (t)	$11,470,000	$11,465,380

Total Commercial Paper, at Amortized Cost and Value		$257,938,313

1

MFS Money Market Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10 - continued

Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – 19.3%
Fannie Mae, 0.22%, due 8/25/10	$17,100,000	$17,091,118
Fannie Mae, 0.25%, due 9/01/10	17,000,000	16,989,139
Fannie Mae, 0.26%, due 9/01/10	16,800,000	16,788,837
Fannie Mae, 0.27%, due 9/01/10	4,450,000	4,446,930
Fannie Mae, 0.27%, due 9/08/10	2,360,000	2,358,248
Farmer Mac, 0.165%, due 6/10/10	13,670,000	13,669,436
Freddie Mac, 0.23%, due 9/01/10	17,200,000	17,189,890
Freddie Mac, 0.25%, due 9/02/10	17,000,000	16,989,021

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$105,522,619

Floating Rate Demand Notes – 3.1%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.17%, due 6/01/10	8,700,000	$8,700,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.17%, due 6/01/10	8,400,000	8,400,000

Total Floating Rate Demand Notes, at Amortized Cost and Value		$17,100,000

Repurchase Agreements – 20.2%
Bank of America Corp., 0.19%, dated 5/28/10, due 6/01/10, total to be received $55,193,165 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $56,295,952 in a jointly traded account)	$55,192,000	$55,192,000
Goldman Sachs, 0.19%, dated 5/28/10, due 6/01/10, total to be received $55,193,165 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $56,295,963 in a jointly traded account)	55,192,000	55,192,000

Total Repurchase Agreements, at Cost		$110,384,000

Total Investments, at Amortized Cost and Value		$550,566,930

Other Assets, Less Liabilities – (0.6)%		(3,465,949)

Net Assets – 100.0%		$547,100,981

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $550,566,930.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Money Market Fund

Supplemental Information (Unaudited) 5/31/10

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of May 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$550,566,930	$—	$550,566,930

For further information regarding security characteristics, see the Portfolio of Investments.

3

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IV

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: July 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: July 19, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 19, 2010

*	Print name and title of each signing officer under his or her signature.